Annual Fund Operating Expenses - Voya Target Retirement 2065 Fund	Sep. 30, 2021
Class A
Operating Expenses:
Management Fees2	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	0.25%
Other Expenses2	0.04%	[1]
Acquired Fund Fees and Expenses2	0.08%	[2]
Total Annual Fund Operating Expenses	0.55%	[3]
Waivers and Reimbursements2	none	[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.55%
Class I
Operating Expenses:
Management Fees2	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	none
Other Expenses2	0.04%	[1]
Acquired Fund Fees and Expenses2	0.08%	[2]
Total Annual Fund Operating Expenses	0.30%	[3]
Waivers and Reimbursements2	none	[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.30%
Class R
Operating Expenses:
Management Fees2	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	0.50%
Other Expenses2	0.04%	[1]
Acquired Fund Fees and Expenses2	0.08%	[2]
Total Annual Fund Operating Expenses	0.80%	[3]
Waivers and Reimbursements2	none	[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.80%
Class R6
Operating Expenses:
Management Fees2	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	none
Other Expenses2	0.04%	[1]
Acquired Fund Fees and Expenses2	0.08%	[2]
Total Annual Fund Operating Expenses	0.30%	[3]
Waivers and Reimbursements2	(0.05%)	[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.25%
Class T
Operating Expenses:
Management Fees2	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	0.25%
Other Expenses2	0.04%	[1]
Acquired Fund Fees and Expenses2	0.08%	[2]
Total Annual Fund Operating Expenses	0.55%	[3]
Waivers and Reimbursements2	none	[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.55%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6 and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.